INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 7,023
Balance at end of year	21,972	$ 7,023
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	7,023	181	$ 152
Balance at end of year	21,972	7,023	181
Net book value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	6,800	97	97
Balance at end of year	21,800	6,800	97
Net book value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	223	84	55
Balance at end of year	172	223	84
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	7,463	578	521
Additions during year	15,043	6,885	57
Deletions during year
Balance at end of year	22,506	7,463	578
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	6,896	193	193
Additions during year	15,000	6,703
Deletions during year
Balance at end of year	21,896	6,896	193
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	567	385	328
Additions during year	43	182	57
Deletions during year
Balance at end of year	610	567	385
Accumulated depreciation and impairmentt [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	440	397	369
Additions during year	94	43	28
Deletions during year
Balance at end of year	534	440	397
Accumulated depreciation and impairmentt [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	96	96	96
Additions during year
Deletions during year
Balance at end of year	96	96	96
Accumulated depreciation and impairmentt [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	344	301	273
Additions during year	94	43	28
Deletions during year
Balance at end of year	$ 438	$ 344	$ 301